Investments and Advances to Equity Method Investments - Schedule of Balance Sheet Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
FCG [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 12,575		$ 28,446
Non-current assets	19,730		28,993
Current liabilities	7,375
Non-current liabilities	1,801		6,213
PDP [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	8,283	$ 9,216
Non-current assets	87,280	93,657
Current liabilities	14,048	14,108
Non-current liabilities	35,777	41,389
Sierra Parima [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	2,697	5,741
Non-current assets	18,714	58,631
Current liabilities	62,070	47,877
Non-current liabilities	9,973	9,155
Karnival [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	16,030	13,102	16,598
Non-current assets	1,805		2,424
Current liabilities	(17,250)	13,095
Non-current liabilities